Income Taxes - Recognition of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Recognition of Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 77	$ 73	$ 51